Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Trade payables	$ 7,655	$ 2,419
Accrued compensation	2,198	2,609
Accrued legal costs	2,513	278
Dividends	4,272	3,041
Success fee obligation	4,401	12,774
Accrued other	1,367	1,048
Accrued liabilities current	$ 22,406	$ 22,169